Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2021
ZHEJIANG TIANLAN
Bank borrowings
	December 31,
	2021	2020
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	8,511	10,014
Bank loans borrowed by subsidiaries of the Company (note ii)	5,007	10,015

	13,518	20,029